Loan Commitments and Letters of Credit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Commitments to originate loans	$ 26,170	$ 8,742
Undisbursed construction loans	25,107	9,193
Undisbursed home equity lines of credit	45,403	41,031
Undisbursed commercial lines of credit	60,363	59,930
Overdraft protection lines	1,230	1,221
Standby letters of credit	81	81
Total loan commitments and letters of credit	158,354	120,198
Future fixed rate loan commitments	$ 10,800	$ 6,900
Future fixed rate loan commitments rate, stated percentage rate range, minimum	3.00%	2.75%
Future fixed rate loan commitments rate, stated percentage rate range, maximum	5.75%	5.75%